Property Plant And Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,348	$ 7,635	$ 7,635
Less accumulated depreciation and amortization	(3,339)	(7,551)	(7,432)
Property and equipment, net	9	84	203
Laboratory Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		3,778	3,778
Office and Computer Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	605	983	983
Purchased Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	166	166	166
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	43	174	174
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,534	$ 2,534	$ 2,534